Legal Proceedings (Details) (Violation of existing permit, USD $)	0 Months Ended
Mar. 27, 2014
Other legal proceedings
Civil penalty assessment sought by Oregon Department of Environmental Quality	$ 117,292
Subsequent event
Other legal proceedings
Civil penalty assessment sought by Oregon Department of Environmental Quality	$ 117,292